Fair Value of Assets and Liabilities - Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 16,273	$ 20,881
Fair value carrying amount less aggregate unpaid principal - Total loans	(7,294)	(8,874)
Nonaccrual loans	4,536	5,783
Fair value carrying amount less aggregate unpaid principal - Nonaccrual loans	(3,592)	(5,098)
Loans 90 days or more past due and still accruing	171	0
Fair value carrying amount less aggregate unpaid principal - Loans 90 days or more past due and still accruing	(110)	0
Aggregate unpaid principal
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	23,567	29,755
Nonaccrual loans	8,128	10,881
Loans 90 days or more past due and still accruing	281	0
Loans Held For Sale | Mortgage Banking Noninterest Income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in fair value, gain (loss)	$ 1,239	$ 1,547	$ 3,380